INCOME TAXES - Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 5,635	$ 2,867
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 358
Amount of carryforward that can be utilized as a percent of taxable income	30.00%	30.00%
Globant UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 48
Augmented Coding US, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	106	31
Augmented Coding Spain, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	379	189
Globant Colombia S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	385	0
2022 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	2
2022 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	3
2023 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	38
2023 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	4
2024 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	100
2024 | IAFH Global S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	74	367
2024 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	29
2025 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	29
2025 | IAFH Global S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	528	683
2025 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	38
2026 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	12
2026 | IAFH Global S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	20
2026 | Decision Support, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	549	282
2026 | Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	449
2026 | Atix Labs, SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	57	34
2026 | BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	151
2027 | IAFH Global S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3,192	0
2027 | Decision Support, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	173	0
2027 | Atix Labs, SRL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 192	$ 0